Annual Total Returns- SmartRetirement Blend 2045 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2045 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.00%	6.97%	(1.05%)	8.78%	20.49%	(8.34%)	24.64%	13.14%